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                       SUPPLEMENT TO THE PROSPECTUSES AND
                       STATEMENT OF ADDITIONAL INFORMATION

                        UBS PRIVATE INVESTOR FUNDS, INC.
                                  UBS Bond Fund
                            UBS High Yield Bond Fund
              UBS Value Equity Fund (formerly UBS U.S. Equity Fund)
                            UBS Large Cap Growth Fund
                               UBS Small Cap Fund
                          UBS International Equity Fund
                            (Each dated May 1, 1998)

                       ----------------------------------

Union Bank of Switzerland ("UBS"), UBS Asset Management (New York) Inc. ("UBSAM-NY") and UBS International Investment London Limited ("UBSII") served as investment adviser or investment sub-adviser, as applicable, to the portfolios (collectively, the "Portfolios") of UBS Investor Portfolios Trust (the "Trust") pursuant to agreements entered into at the inception of each Portfolio (the "Former Agreements"). Each of the above-captioned series (collectively, the "Funds") of UBS Private Investor Funds, Inc. (the "Corporation") operates as a feeder fund in a master-feeder fund arrangement with the Trust and its Portfolios. As feeder funds, the Funds seek to achieve their respective investment objectives by investing all of their investable assets in a corresponding Portfolio of the Trust with the same investment objectives and policies. On June 29, 1998, UBS' business was combined with Swiss Bank Corporation ("SBC") to form UBS A.G. ("UBS A.G.") and, in a related transaction, UBSAM-NY's business was combined with SBC Brinson, Inc. to form UBS Brinson, Inc. ("UBS Brinson") (collectively, the "Merger").

Each of the Former Agreements provided for automatic termination in the event of its "assignment," which includes consummation of the Merger. Accordingly, new advisory agreements (the "New Agreements"), identical in material respects with the Former Agreements, were approved by the governing Boards of the Corporation and the Trust at meetings held on May 12, 1998, each to take effect after the Merger. The following table lists the investment adviser and/or investment sub-adviser of each Portfolio prior to and after the Merger.


                                        UNDER FORMER AGREEMENTS        UNDER NEW AGREEMENTS
APPLICABLE PORTFOLIOS
OF THE TRUST                           Adviser     Sub-Adviser      Adviser      Sub-Adviser
------------------------------        ---------- ----------------- ----------- --------------
Bond Portfolio                           UBS           N/A          UBS A.G.         N/A
------------------------------        ---------- ----------------- ----------- ---------------
High Yield Bond Portfolio                UBS         UBSAM-NY       UBS A.G.     UBS Brinson
------------------------------        ---------- ----------------- ----------- ---------------
Value Equity Portfolio                   UBS           N/A          UBS A.G.         N/A
------------------------------        ---------- ----------------- ----------- ---------------
Large Cap Growth Portfolio               UBS         UBSAM-NY       UBS A.G.     UBS Brinson
------------------------------        ---------- ----------------- ----------- ---------------
Small Cap Portfolio                      UBS         UBSAM-NY       UBS A.G.     UBS Brinson
------------------------------        ---------- ----------------- ----------- ---------------
International Equity Portfolio           UBS          UBSII         UBS A.G.        UBSII
------------------------------        ---------- ----------------- ----------- ---------------

On June 16, 1998, the Securities and Exchange Commission granted an exemptive order (the "Order") pursuant to which the New Agreements were permitted to be implemented without prior shareholder approval beginning on June 29, 1998 and continuing, for a period of up to 150 days, through the date on which each of the New Agreements are approved or disapproved by the respective shareholders of the Funds. Under the terms of the Order, UBS A.G., UBS Brinson and UBSII may receive advisory fees pursuant to the New Agreements, provided that such fees are held in escrow pending shareholder approval of the New Agreements. A special meeting of shareholders to consider approval of the New Agreements is intended to be held in the Fall of 1998 before December 4, 1998. There can be no assurance that the New Agreements will be approved by the Funds' respective shareholders. If a New Agreement is not approved, the escrowed fees accrued thereunder will be returned to the applicable Portfolio and the governing Boards of the Corporation and the Trust will consider other appropriate action.

June 30, 1998


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